Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 3,211,491	$ 3,112,526	$ 2,073,605
Accounts receivable net	1,304,123	1,242,970	771,205
Inventory	1,172,482	1,195,327	839,979
Other current assets	804,745	625,495	11,316
Due from related parties	461,241	461,130	0
Total current assets	6,954,082	6,637,448	3,696,105
Property and equipment, net	1,855,619	1,922,044	954,068
Investment	204,000	204,000	0
Intangible assets, net	22,045,672	23,610,549	887,442
Total assets	31,059,373	32,374,041	5,537,615
Current liabilities
Accounts payable and accrued liabilities	4,482,620	4,096,700	1,285,149
Deferred revenue	4,777,092	4,792,609	0
Accrued liabilities - related parties	462,045	1,137,692	523,110
Accrued interest	606,602	603,034	671,481
Accrued interest - related parties	85,945	78,945	48,708
Revolving credit facilities	0	360,871	0
Notes payable, current portion, net of discount	1,258,560	714,811	1,150,253
Notes payable - related parties, current portion	110,500	110,500	110,500
Deferred tax liability	1,069,200	1,069,200	0
Contingent liabilities	546,250	572,500	80,881
Total current liabilities	13,398,814	13,536,862	3,870,082
Note payable - long term portion, net of discount	532,561	1,251,745	727,328
Notes payable - related parties, long term portion	2,199,970	2,199,970	0
Total liabilities	16,131,345	16,988,577	4,597,410
Stockholders' equity
Common stock, $0.0001 par value; 500,000,000 shares authorized; 23,173,447 , 21,393,989, 7,732,456 shares issued, and 22,472,784, 20,693,326, and 7,117,743 shares outstanding at March 31, 2015, December 31, 2014 and 2013, respectively	2,318	2,140	774
Additional paid-in capital	27,496,774	25,937,734	7,702,893
Treasury stock, 486,254, 486,254, and 400,304 shares outstanding at March 31, 2015, December 31, 2014 and 2013, respectively	(160,099)	(160,099)	(100,099)
Accumulated deficit	(12,410,605)	(10,395,495)	(6,663,363)
Total Innovative Food Holdings, Inc. stockholders' equity	14,928,388	15,384,280	940,205
Noncontrolling interest in variable interest entity	(360)	1,184	0
Total stockholder's equity	14,928,028	15,385,464	940,205
Total liabilities and stockholders' equity	$ 31,059,373	$ 32,374,041	$ 5,537,615